Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitment And Contingencies [Abstract]
Commitments and contingencies
18.	Commitments and contingencies

(a)	Commitments
As at December 31, 2021, and in the normal course of business, the Company has obligations to make future payments representing contracts and other commitments that are known and committed as follows:

2022	$1,879
2023	190
2024	190
2025	—
2026	—
Thereafter	—

$ 2,259

The Company has entered into a manufacturing and supply agreement to purchase a minimum quantity of AGGRASTAT
®
unfinished product inventory totaling US$150 annually (based on current pricing) until 2024 and a minimum quantity of AGGRASTAT
®
finished product inventory totaling US$225 annually (based on current pricing) until 2022 and €490 annually (based on current pricing) until 2022.

As at December 31, 2021, the Company had committed to acquiring US$573 of AGGRASTAT® finished product inventory, which has been received by the Company subsequent to year-end.
Subsequent to December 31, 2021 and effective January 1, 2022, the Company renewed its business and administration services agreement with GVI, as described in note 19(b), under which the Company is committed to pay $7 per month or $85 per year for a one-year
term.
Contracts with contract research organizations are payable over the terms of the associated agreements and clinical trials and timing of payments is largely dependent on various milestones being met, such as the number of patients recruited, number of monitoring visits conducted, the completion of certain data management activities, trial completion, and other trial related activities.

On October 31, 2017, the Company acquired an exclusive license to sell and market PREXXARTAN
®
(valsartan) oral solution in the United States and its territories with a seven-year term, with extensions to the term available, which had been granted tentative approval by the U.S. Food and Drug Administration (“FDA”), and which was converted to final approval during 2017. The Company acquired the exclusive license rights for an upfront payment of US$100, with an additional US$400 payable on final FDA approval and will be obligated to pay royalties and milestone payments from the net revenues of PREXXARTAN
®
. The US$400 payment was on hold pending resolution of a dispute between the licensor and the third-party manufacturer of PREXXARTAN
®
and was recorded within accounts payable and accrued liabilities on the consolidated statements of financial position. Due to a breach in the contract by counterparty, the Company terminated the contract and recorded a reversal of the US$400 that was recorded in accounts payable and accrued liabilities. As a result a recovery of $491 was recorded within research and development expenses
on the statement of net loss and comprehensive loss for the year ended December 31, 2021.

(b)	Guarantees
The Company periodically enters into research agreements with third parties that include indemnification provisions customary in the industry. These guarantees generally require the Company to compensate the other party for certain damages and costs incurred as a result of claims arising from research and development activities undertaken on behalf of the Company. In some cases, the maximum potential amount of future payments that could be required under these indemnification provisions could be unlimited. These indemnification provisions generally survive termination of the underlying agreement. The nature of the indemnification obligations prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay. Historically, the Company has not made any indemnification payments under such agreements and no amount has been accrued in the consolidated financial statements with respect to these indemnification obligations.

(c)	Royalties
As a part of the Birmingham debt settlement described in note 12, beginning on July 18, 2011, the Company is obligated to pay a royalty to Birmingham based on future commercial AGGRASTAT
®
sales until 2023. The royalty is based on 4% of the first $2,000 of quarterly AGGRASTAT
®
sales, 6% on the portion of quarterly sales between $2,000 and $4,000 and 8% on the portion of quarterly sales exceeding $4,000 payable within 60 days of the end of the preceding three-month periods ended February 28, May 31, August 31 and November 30. Birmingham has a
one-time
option to switch the royalty payment from AGGRASTAT
®
to a royalty on the sale of
MC-1.
Management has determined there is no value to the option to switch the royalty to
MC-1
as the product is not commercially available for sale and the extended long-term development timeline associated with commercialization of the product. Royalties for the year ended December 31, 2021 totaled $464 (2020 – $441; 2019 – $1,023) with payments made during the year ended December 31, 2021 of $99 (2020 – $326; 2019 – $1,355).
Beginning with the acquisition of ZYPITAMAG
®
(note 8), completed in September 2019, the Company is obligated to pay royalties on any commercial net sales of ZYPITAMAG
®
to Zydus subsequent to the acquisition date. During the year ended December 31, 2021, the Company expensed $62 (2020—$15, 2019
—
$2) in royalties in regards to ZYPITAMAG
®
which is recorded within cost of goods sold on the statement of net loss and comprehensive loss and had $72 (2020—$10) recorded within accounts payable and accrued liabilities on the statement of financial position as at December 31, 2021.